Labor and Social Obligations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of defined benefit plans [line items]
Bonus recorded	R$ 4,224,000	R$ 850,000	R$ 618,000
Plan description	Members of the Company’s management participate in EAS share-based compensation plan (EAS plan). As a result of Arco’s IPO, the EAS plan migrated to the Company. The Company recognized the new equity instruments granted as replacement equity instruments for the cancelled equity instruments. As a consequence, the Company accounted for the grant of replacement equity instruments as modification of the original granted instruments. The incremental fair value granted is the difference between the fair value of the replaced equity instruments and the net fair value of the granted equity instruments, as of the date the replaced equity instruments were granted.
Arco Plan [member]
Disclosure of defined benefit plans [line items]
Share options forfeited	0
Share options exercised	0
Share options expired	0
Options vested	1,091,039
Options unvested		848,642	565,762
Exercise price of options	R$ 11.13
Impact of share-based compensation reserve in Income Statement	R$ 59,747,000
International school plan [member]
Disclosure of defined benefit plans [line items]
Share options forfeited	0	141,473
Share options exercised	0	0
Share options expired	0	0
Exercise price of options	R$ 1.37
Impact of share-based compensation reserve in Income Statement	R$ 550,000	R$ 531,000
Share options granted	0	294,735
Exercise start date	Jan. 01, 2020
Exercise end date	Apr. 30, 2020